NON-CASH INVESTING AND FINANCING TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Disclosure of cash flow statement [Abstract]
NON-CASH INVESTING AND FINANCING TRANSACTIONS
NOTE 21 - NON-CASH INVESTING AND FINANCING TRANSACTIONS
Property, plant and equipment acquired through leases or financed by third parties amounted to €25 million and €33 million for the six months ended June 30, 2020, and 2019, respectively. These leases and financings are excluded from the Unaudited interim Statement of Cash Flow as they are non-cash investing transactions.
The fair value of vested Restricted Stock Units and Performance Stock Units was zero for the six months ended June 30, 2020, and amounted to €4 million for the six months ended June 30, 2019. They are excluded from the Unaudited Interim Statement of Cash Flows as non-cash financing activities.